Components of Net Investment in Finance Leases (Parenthetical) (Detail) - Customer	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Capital Leased Assets [Line Items]
Number of customers represent finance leases portfolio	2	2
Customer One
Capital Leased Assets [Line Items]
Percentage of finance leases portfolio	54.00%	44.30%
Customer Two
Capital Leased Assets [Line Items]
Percentage of finance leases portfolio	14.00%	16.10%